                                             UAM Funds
                                             Funds for the Informed Investor(SM)



TJ Core Equity Portfolio
Annual Report                                                     April 30, 1999




                                                [LOGO OF UAM FUNDS APPEARS HERE]

UAM FUNDS                                               TJ CORE EQUITY PORTFOLIO
                                                        APRIL 30, 1999
--------------------------------------------------------------------------------

                               TABLE OF CONTENTS

--------------------------------------------------------------------------------

Shareholders' Letter........................................................   1
Portfolio of Investments....................................................   4
Statement of Assets and Liabilities.........................................   7
Statement of Operations.....................................................   8
Statement of Changes in Net Assets..........................................   9
Financial Highlights........................................................  10
Notes to Financial Statements...............................................  11
Report of Independent Accountants...........................................  16

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

UAM FUNDS                                              TJ CORE EQUITY PORTFOLIO
-------------------------------------------------------------------------------


May 1999

Dear Shareholders,

The domestic stock market continues to attract investment dollars as success breeds optimism. Since 1998 was the fourth consecutive year that the S & P 500 Index has returned greater than 20%-a feat it had never before done three years in a row- investors feel that these returns should continue like iner-tia. Economically speaking, the "misery index" and the Phillips Curve have rarely been better. These interconnected measures formerly were the Federal Reserve's guidelines. The misery index (add the inflation rate and the unem-ployment rate) has seldom been lower. The Phillips Curve (low unemployment leads to high wage growth) has not been felt yet. Since inflation is under control and low unemployment has not led to higher wage growth, Alan Greenspan can let the financial markets set interest rates and not the Federal Reserve Board. This backdrop of a healthy economy has been a driving force for the in-vestor to continue to want to own a piece of corporate America. The combina-tion of optimistic investors and Alan Greenspan's virtuoso performance has one concomitant negative-overvaluation.

Investment Strategies and Techniques Used during the Year:

The TJ Core Equity Portfolio seeks maximum total return consistent with rea-sonable risk to principal. The heightened performance and valuation in the present-day market has provided many opportunities to benefit from the extreme valuation moves in this environment. Even though the overall market is poised at high valuation levels, there are a myriad of companies that have not bene-fited from these PE multiples. There has been a select fraternity of chosen great companies that are responsible for most of the overvaluation in the mar-ket. By selectively reducing exposure to those companies and reinvesting in much more reasonably priced companies, the Fund is able to increase the defen-sive nature of the portfolio for the inevitable corrections that occur at these valuation levels. The Fund constantly monitors its holdings and periodi-cally will cull stocks whose multiples have risen too far, too fast. Equally as important, the Fund will add new names with below market multiples. Addi-tionally, our current holdings are monitored to see if more shares should be bought for holdings which have been punished because the market didn't like the sector. This rotation from outperformers to future outperformers is analo-gous to reaping profits and sowing seeds for next year's crop. The pruning, weeding, and planting new names keeps the portfolio constantly monitoring the holdings for better companies to replace current holdings.

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UAM FUNDS                                              TJ CORE EQUITY PORTFOLIO
-------------------------------------------------------------------------------


Portfolio Performance for the Year Ended April 30, 1999:

The TJ Core Equity Fund had a return of 27.34% versus the S & P 500 of 21.83% for the twelve months ended April 30, 1999. These returns exceed our expecta-tions due to some fortunate holdings that have either outperformed sooner than expected or due to being taken over at above market prices. Two of the Fund's energy companies (Amoco and Mobil) were acquired by other energy companies. The Fund had two undermanaged industrial companies (General Signal and AMP) that were acquired by much more aggressive/shareholder friendly companies. The Fund owned a paper company (Union Camp) that was acquired by another paper company. Most recently the Fund owned-in fact bought just last year-MediaOne, which has just been acquired by AT&T. These six holdings significantly con-tributed to the outperformance of the Fund during the last twelve months. The ten largest holdings in the Portfolio as of April 30, 1999 were as follows:
MediaOne Group, Inc., Tyco International Ltd., Elf Aquitaine S.A. ADR, Bank of America Corp., Coastal Corp., Hartford Financial Services Group, Inc., E.I. du Pont de Nemours & Co., Fannie Mae, Block (H&R), Inc., Raytheon Co., Class B. While the Fund doesn't specifically target companies that will be acquired, the types of companies that the Fund purchases are similar to those that are also attractive for other companies to acquire.

Tom Johnson Investment Management, Inc.

 The investment results presented in the Adviser's letter represent past per-formance and should not be construed as a guarantee of future results. A Port-
  folio's performance assumes the reinvestment of all dividends and distribu-
                                    tions.
   There are no assurances that a Portfolio will meet its stated objectives. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.
 A Portfolio's holdings are subject to change because it is actively managed. Portfolio changes should not be considered recommendations for action by indi-
                               vidual investors.

                      Definition of the Comparative Index
                      -----------------------------------

S&P 500 Index is an unmanaged index composed of 400 industrial stocks, 40 fi-nancial stocks, 40 utility stocks and 20 transportation stocks.

     The comparative index assumes reinvestment of dividends and, unlike a Portfolio's returns, does not reflect any fees or expenses. If such fees were reflected in the comparative index's returns, the performance would have been lower.
      Please note that one cannot invest directly in an unmanaged index.

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UAM FUNDS                                               TJ CORE EQUITY PORTFOLIO
--------------------------------------------------------------------------------

                           [LINE GRAPH APPEARS HERE]

                    TJ Core Equity Portfolio        S&P 500 Index
                    ------------------------        -------------
9/28/95*                     10,000                     10,000
1996                         11,113                     11,335
1997                         13,351                     14,182
1998                         18,164                     20,005
1999                         23,130                     24,372

UAM FUNDS                                               TJ CORE EQUITY PORTFOLIO
                                                        APRIL 30, 1999
--------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
COMMON STOCKS - 95.2%

                                                         Shares       Value+
                                                       ----------- ------------

BASIC MATERIALS - 4.5%
 Du Pont (E.I.) de Nemours & Co. .....................       8,200 $    579,125
 Union Camp Corp. ....................................       4,800      381,000
                                                                   ------------
                                                                        960,125
                                                                   ------------

CAPITAL GOODS - 10.1%
 General Electric Co. ................................       3,600      379,800
 Minnesota Mining & Manufacturing Co. ................       5,300      471,700
 *SPX Corp. ..........................................       4,672      305,140
 Textron, Inc. .......................................       3,800      350,075
 Tyco International Ltd. .............................       8,176      664,300
                                                                   ------------
                                                                      2,171,015
                                                                   ------------

COMMUNICATION SERVICES - 1.7%
 AT&T Corp. ..........................................       7,050      356,025
                                                                   ------------

CONSUMER CYCLICALS - 14.2%
 Block (H&R), Inc. ...................................      11,100      534,188
 Dayton Hudson Corp. .................................       5,500      370,219
 Dun & Bradstreet Corp. ..............................      12,600      463,050
 Gannett Co. .........................................       4,900      346,981
 ITT Industries, Inc. ................................      11,100      399,600
 Jostens, Inc. .......................................      10,700      229,381
 The Limited, Inc. ...................................       9,600      420,000
 *Toys 'R' Us, Inc. ..................................      12,100      263,175
                                                                   ------------
                                                                      3,026,594
                                                                   ------------

CONSUMER STAPLES - 15.8%
 Heinz (H.J.) Co. ....................................      11,300      527,569
 McDonald's Corp. ....................................      12,100      512,737
 *MediaOne Group, Inc. ...............................       8,300      676,969
 PepsiCo, Inc. .......................................      14,200      524,512
 Philip Morris Cos., Inc. ............................       8,000      280,500
 Sara Lee Corp. ......................................      18,800      418,300
 *Tricon Global Restaurants, Inc. ....................       6,800      437,750
                                                                   ------------
                                                                      3,378,337
                                                                   ------------


The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                               TJ CORE EQUITY PORTFOLIO
                                                        APRIL 30, 1999
--------------------------------------------------------------------------------


COMMON STOCKS - continued

                                                         Shares       Value+
                                                       ----------- ------------

ENERGY - 6.7%
 Elf Aquitaine S.A. ADR...............................       8,400 $    656,250
 Mobil Corp. .........................................       4,600      481,850
 Schlumberger Ltd. ...................................       4,800      306,600
                                                                   ------------
                                                                      1,444,700
                                                                   ------------
FINANCE, INSURANCE & REAL ESTATE - 14.7%
 Allstate Corp. ......................................      11,100      403,763
 Bank of America Corp. ...............................       8,900      640,800
 Equity Residential Properties Trust REIT.............      11,100      513,375
 Fannie Mae...........................................       7,800      553,312
 First Union Corp. ...................................       7,800      431,925
 Hartford Financial Services Group, Inc. .............      10,200      601,162
                                                                   ------------
                                                                      3,144,337
                                                                   ------------
HEALTH CARE - 8.6%
 Allergan, Inc. ......................................       3,300      296,588
 American Home Products Corp. ........................       3,200      195,200
 Bristol-Myers Squibb Co. ............................       7,300      464,006
 Johnson & Johnson....................................       4,500      438,750
 Merck & Co., Inc. ...................................       6,200      435,550
                                                                   ------------
                                                                      1,830,094
                                                                   ------------
TECHNOLOGY - 14.2%
 Avnet, Inc. .........................................       4,300      182,481
 *BMC Software, Inc. .................................       9,300      399,900
 Compaq Computer Corp. ...............................      11,300      252,131
 Computer Associates International, Inc. .............       7,400      315,888
 Intel Corp. .........................................       4,800      293,400
 International Business Machines Corp. ...............       2,200      460,213
 Lucent Technologies, Inc. ...........................       5,600      336,700
 Raytheon Co., Class A................................         500       34,594
 Raytheon Co., Class B................................       7,600      533,900
 Xerox Corp. .........................................       3,800      223,250
                                                                   ------------
                                                                      3,032,457
                                                                   ------------
TRANSPORTATION - 1.8%
 Southwest Airlines Co. ..............................      12,000      390,750
                                                                   ------------
UTILITIES - 2.9%
 Coastal Corp. .......................................      16,200      619,650
                                                                   ------------
 TOTAL COMMON STOCKS (Cost $16,769,857)...........................   20,354,084
                                                                   ------------

The accompanying notes are an integral part of the financial statements.

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UAM FUNDS                                              TJ CORE EQUITY PORTFOLIO
                                                       APRIL 30, 1999
-------------------------------------------------------------------------------


SHORT-TERM INVESTMENT - 9.9%

                                                        Face
                                                       Amount       Value+
                                                     ----------- ------------

REPURCHASE AGREEMENT
 Chase Securities, Inc. 4.87%, dated 4/30/99, due
  05/03/99, to be repurchased at $2,118,860,
  collateralized by $1,958,711 of various U.S.
  Treasury Notes, 5.50%-7.00%, due 5/15/06-5/15/08,
  valued at $2,119,116 (Cost $2,118,000)............ $ 2,118,000 $  2,118,000
                                                                 ------------
 TOTAL INVESTMENTS - 105.1% (Cost $18,887,857)(a)...............   22,472,084
                                                                 ------------
 OTHER ASSETS AND LIABILITIES (NET) - (5.1)%....................   (1,096,432)
                                                                 ------------
 NET ASSETS - 100%.............................................. $ 21,375,652
                                                                 ============

  +
  See Note A to Financial Statements.
  *
  Non-Income Producing Security.
ADR
  American Depositary Receipt.
REIT
  Real Estate Investment Trust
(a)
  The cost for federal income tax purposes was $18,887,857. At April 30, 1999, net unrealized appreciation for all securities based on tax cost was $3,584,227. This consisted of aggregate gross unrealized appreciation for all securities of $3,954,844 and aggregate gross unrealized depreciation for all securities of $370,617.
The accompanying notes are an integral part of the financial statements.

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UAM FUNDS                                               TJ CORE EQUITY PORTFOLIO
                                                        APRIL 30, 1999
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES

Assets
Investments, at Cost............................................... $18,887,857
                                                                    ===========
Investments, at Value - Note A..................................... $22,472,084
Cash...............................................................         567
Receivable for Portfolio Shares Sold...............................      92,663
Receivable for Investments Sold....................................      42,008
Dividends Receivable...............................................       4,626
Interest Receivable................................................         286
Receivable from Investment Adviser - Note B........................       3,181
Other Assets.......................................................          81
                                                                    -----------
 Total Assets......................................................  22,615,496
                                                                    -----------
Liabilities
Payable for Investments Purchased..................................   1,194,306
Payable for Portfolio Shares Redeemed..............................       7,478
Payable for Administrative Fees - Note C...........................       8,456
Payable for Custodian Fees - Note D................................       1,334
Payable for Distribution and Service Fees - Note E.................       8,874
Payable for Trustees' Fees - Note G................................         648
Other Liabilities..................................................      18,748
                                                                    -----------
 Total Liabilities.................................................   1,239,844
                                                                    -----------
Net Assets......................................................... $21,375,652
                                                                    ===========
Net Assets Consist Of:
Paid in Capital.................................................... $16,825,791
Accumulated Net Realized Gain......................................     965,634
Unrealized Appreciation............................................   3,584,227
                                                                    -----------
Net Assets......................................................... $21,375,652
                                                                    ===========
Institutional Service Class Shares
 Shares Issued and Outstanding (Unlimited authorization, no par
  value)...........................................................   1,086,036
 Net Asset Value, Offering and Redemption Price Per Share..........      $19.68
                                                                         ======

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                     TJ CORE EQUITY PORTFOLIO
                                              FOR THE YEAR ENDED APRIL 30, 1999
--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS

Investment Income
Dividends.........................................................   $  187,212
Interest..........................................................       45,953
                                                                     ----------
 Total Income.....................................................      233,165
                                                                     ----------
Expenses
Investment Advisory Fees - Note B.................................       99,818
Administrative Fees - Note C......................................       89,208
Distribution and Service Fees - Note E............................       32,733
Printing Fees.....................................................       17,754
Registration and Filing Fees......................................       15,158
Audit Fees........................................................       13,500
Custodian Fees - Note D...........................................        6,854
Account Services Fees - Note F....................................        4,396
Legal Fees........................................................        2,778
Trustees' Fees - Note G...........................................        2,602
Shareholder Servicing Fees........................................        2,201
Other Expenses....................................................        5,244
Account Services Fees Waived - Note F.............................       (4,396)
Investment Advisory Fees Waived - Note B..........................      (99,818)
Expenses Assumed by the Adviser - Note B..........................      (21,646)
                                                                     ----------
 Net Expenses.....................................................      166,386
                                                                     ----------
Net Investment Income.............................................       66,779
                                                                     ----------
Net Realized Gain on Investments..................................    1,946,443
Net Change in Unrealized Appreciation/Depreciation
 of Investments...................................................    1,366,944
                                                                     ----------
Net Gain on Investments...........................................    3,313,387
                                                                     ----------
Net Increase in Net Assets Resulting From
 Operations.......................................................   $3,380,166
                                                                     ==========

The accompanying notes are an integral part of the financial statements.

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--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                       Years Ended April 30,
                                                         1999         1998
                                                      -----------  -----------
Increase (Decrease) In Net Assets
Operations:
 Net Investment Income............................... $    66,779  $    62,009
 Net Realized Gain...................................   1,946,443      512,167
 Net Change in Unrealized Appreciation/Depreciation..   1,366,944    1,815,201
                                                      -----------  -----------
 Net Increase in Net Assets Resulting from
  Operations.........................................   3,380,166    2,389,377
                                                      -----------  -----------
Distributions:
 Net Investment Income...............................     (70,889)     (64,393)
 Net Realized Gain...................................  (1,356,689)    (179,488)
                                                      -----------  -----------
 Total Distributions.................................  (1,427,578)    (243,881)
                                                      -----------  -----------
Capital Share Transactions: (1)
 Issued..............................................  13,608,111    9,086,285
 In Lieu of Cash Distributions.......................   1,401,408      241,967
 Redeemed............................................  (6,934,498)  (3,014,063)
                                                      -----------  -----------
 Net Increase from Capital Share Transactions........   8,075,021    6,314,189
                                                      -----------  -----------
 Total Increase......................................  10,027,609    8,459,685
Net Assets:
 Beginning of Year...................................  11,348,043    2,888,358
                                                      -----------  -----------
 End of Year (including undistributed net investment
  income of $0 and $83, respectively)................ $21,375,652  $11,348,043
                                                      ===========  ===========
(1) Shares Issued and Redeemed:
 Shares Issued.......................................     743,287      610,019
 In Lieu of Cash Distributions.......................      82,754       15,730
 Redeemed............................................    (395,969)    (191,077)
                                                      -----------  -----------
                                                          430,072      434,672
                                                      ===========  ===========

The accompanying notes are an integral part of the financial statements.

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-------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
                                               Selected Per Share Data & Ratios
                                 For a Share Outstanding Throughout Each Period

                                                                 September 28,
                                                                   1995* to
                                       Years Ended April 30,       April 30,
                                       1999     1998     1997        1996
                                      -------  -------  -------  -------------
Net Asset Value, Beginning of
 Period.............................. $ 17.30  $ 13.05  $ 11.05     $ 10.00
                                      -------  -------  -------     -------
Income From Investment Operations
 Net Investment Income...............    0.10     0.10     0.12        0.06
 Net Realized and Unrealized Gain on
  Investments........................    4.29     4.55     2.08        1.05
                                      -------  -------  -------     -------
 Total from Investment Operations....    4.39     4.65     2.20        1.11
                                      -------  -------  -------     -------
Distributions
 Net Investment Income...............   (0.10)   (0.11)   (0.11)      (0.06)
 Net Realized Gain...................   (1.91)   (0.29)   (0.09)        --
                                      -------  -------  -------     -------
 Total Distributions.................   (2.01)   (0.40)   (0.20)      (0.06)
                                      -------  -------  -------     -------
Net Asset Value, End of Period....... $ 19.68  $ 17.30  $ 13.05     $ 11.05
                                      =======  =======  =======     =======
Total Return+........................   27.34%   36.05%   20.14%      11.13%***
                                      =======  =======  =======     =======
Ratios and Supplemental Data
Net Assets, End of Period
 (Thousands)......................... $21,376  $11,348  $ 2,888     $ 1,023
Ratio of Expenses to Average Net
 Assets..............................    1.25%    1.25%    1.26%       1.38%**
Ratio of Net Investment Income to
 Average Net Assets..................    0.50%    0.74%    1.07%       1.06%**
Portfolio Turnover Rate..............      54%      52%      27%         17%
Ratio of Voluntarily Waived Fees and
 Expenses Assumed by the Adviser to
 Average Net Assets..................    0.95%    1.52%    5.38%      12.48%**
Ratio of Expenses to Average Net
 Assets Including Expense Offsets....    1.25%    1.25%    1.25%       1.25%**

  * Commencement of Operations
 ** Annualized
*** Not Annualized
  + Total return would have been lower had certain fees not been waived and expenses assumed by the Adviser during the periods indicated.
The accompanying notes are an integral part of the financial statements.

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UAM FUNDS                                              TJ CORE EQUITY PORTFOLIO
-------------------------------------------------------------------------------

 NOTES TO FINANCIAL STATEMENTS

  UAM Funds Trust and UAM Funds, Inc. (collectively the "UAM Funds") are reg-istered under the Investment Company Act of 1940, as amended. The TJ Core Eq-uity Portfolio (the "Portfolio"), a portfolio of UAM Funds Trust, is a diver-sified, open-end management investment company. At April 30, 1999, the UAM Funds were comprised of 44 active portfolios. The information presented in the financial statements pertains only to the Portfolio. The objective of the Portfolio is to provide maximum total return consistent with reasonable risk to principal by investing in the common stock of quality companies with lower valuations in sectors of the economy exhibiting strong, or improving relative performance.

  A. Significant Accounting Policies: The following significant accounting policies are in conformity with generally accepted accounting principles. Such policies are consistently followed by the Portfolio in the preparation of its financial statements. Generally accepted accounting principles may require Management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

    1. Security Valuation: Investments for which market quotations are read-ily available are stated at market value, which is determined using the last reported sales price from the exchange where the security is primar-ily traded. If no sales are reported, as in the case of some securities traded over-the-counter, the market value is determined by using the aver-age between the last reported bid and last reported offer prices quoted on such day. Short-term investments that have remaining maturities of sixty days or less at time of purchase are valued at amortized cost, if it ap-proximates market value. The value of other assets and securities for which no quotations are readily available is determined in good faith at fair value following procedures approved by the Board of Trustees.

    2. Federal Income Taxes: It is the Portfolio's intention to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provi-sion for Federal income taxes is required in the financial statements.

    3. Repurchase Agreements: In connection with transactions involving re-purchase agreements, the Portfolio's custodian bank takes possession of the underlying securities ("collateral"), the value of which exceeds the principal amount of the repurchase transaction, including accrued inter-est. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is monitored on a daily basis to deter-mine the adequacy of the

UAM FUNDS                                              TJ CORE EQUITY PORTFOLIO
-------------------------------------------------------------------------------

  collateral. In the event of default on the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

    Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the UAM Funds may transfer their daily uninvested cash bal-ances into a joint trading account which invests in one or more repurchase agreements. This joint repurchase agreement is covered by the same collat-eral requirements as discussed above.

    4. Distributions to Shareholders: The Portfolio will distribute substan-tially all of its net investment income quarterly. Any realized net capi-tal gains will be distributed at least annually. All distributions are re-corded on ex-dividend date.

    The amount and character of income and capital gain distributions to be paid are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. These dif-ferences are primarily due to differing book and tax treatments in the timing of the recognition of gains or losses on investments.

    Permanent book and tax basis differences relating to shareholder distri-butions resulted in reclassifications of $4,027 to decrease undistributed net investment loss and $4,027 to decrease accumulated net realized gain.

    Permanent book-tax differences, if any, are not included in ending un-distributed net investment income (loss) for the purpose of calculating net investment income (loss) per share in the financial highlights.

    5. Other: Security transactions are accounted for on trade date, the date the trade is executed. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Most expenses of the UAM Funds can be directly attributed to a particular portfolio. Ex-penses that cannot be directly attributed to a portfolio or share class are apportioned among the portfolios of the UAM Funds based on their rela-tive net assets. Custodian fees for the Portfolio are shown gross of ex-pense offsets, if any, for custodian balance credits.

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-------------------------------------------------------------------------------


  B. Investment Advisory Services: Under the terms of an investment advisory agreement, Tom Johnson Investment Management, Inc. (the "Adviser"), a subsidi-ary of United Asset Management Corporation ("UAM"), provides investment advi-sory services to the Portfolio at a monthly fee calculated at an annual rate of 0.75% of average daily net assets for the month. Through January 1, 2001, the Adviser has voluntarily agreed to waive a portion of its advisory fees and to assume expenses, if necessary, in order to keep the Portfolio's total an-nual operating expenses, after the effect of expense offset arrangements, from exceeding 1.25% of average daily net assets.

  C. Administrative Services: UAM Fund Services, Inc. (the "Administrator"), a wholly-owned subsidiary of UAM, provides and oversees administrative, fund ac-counting, dividend disbursing, shareholder servicing and transfer agent serv-ices to the Portfolio under a Fund Administration Agreement (the "Agreement"). The Administrator has entered into a Mutual Funds Service Agreement with Chase Global Funds Services Company ("CGFSC"), a corporate affiliate of The Chase Manhattan Bank, under which CGFSC provides certain services including adminis-trative, fund accounting, dividend disbursing, shareholder servicing and transfer agent services.

  Pursuant to the Agreement, the Portfolio pays the Administrator a two part monthly fee:
  --a Portfolio-specific monthly fee of 0.04% per annum of the average daily net assets of the Portfolio which is retained by the Administrator.
  --a sub-administration fee (the "Sub-Administration Fee") which the Admin-istrator in turn pays to CGFSC on a monthly basis. Until October 23, 1998 the sub-administration fee was calculated on the combined aggregate net assets of the funds administered by UAM at the following rates:
    0.19% of the first $200 million; plus 0.11% of the next $800 million; plus 0.07% of the next $2 billion; plus 0.05% of the combined aggregate net assets in excess of $3 billion. The Sub-Administration Fee was allo-cated among the portfolios of the UAM Funds on the basis of their rela-tive net assets and was subject to a graduated minimum fee schedule per portfolio, which increased from $2,000 per month, upon inception of a portfolio, to $70,000 annually after two years. For portfolios with more than one class of shares, the minimum annual fee increased to $90,000 over the same period.

  Effective October 23, 1998, the Mutual Funds Service Agreement with CGFSC was revised to exclude dividend disbursing, shareholder servicing and transfer agent services. Pursuant to the revised Mutual Funds Service Agreement, the Sub-Administration Fee paid by the Portfolio to the Administrator and in turn

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paid to CGFSC is calculated at an annual rate of no more than $52,500 for the first operational share class, plus 0.039% of their pro rata share of the com-bined average net assets of the UAM Funds.

  For the year ended April 30, 1999, UAM Funds Services, Inc. earned $89,208 from the Portfolio as Administrator, of which $68,705 was paid to CGFSC for its services.

  Effective October 23, 1998, dividend disbursing and transfer agent services were sub-contracted to DST Systems, Inc., and shareholder servicing has been sub-contracted to UAM Shareholder Service Center, Inc., an affiliate of UAM. The Portfolio pays dividend disbursing, transfer agent and shareholder servic-ing fees to the Administrator who in turn pays them to DST Systems, Inc. and UAM Shareholder Services Center, Inc., as appropriate. For the year ended April 30, 1999, the Portfolio incurred $4,739 in shareholder servicing fees with the UAM Shareholder Service Center, Inc. This fee is based on the number of classes and shareholder accounts.

  Effective April 15, 1999, in exchange for certain administrative services, the Portfolio pays the Administrator an annual base fee, which is retained by the Administrator, calculated at the annual rate equal to $14,500 for the first operational share class and $3,000 for each additional class.

  D. Custodian: The Chase Manhattan Bank is custodian for the Portfolio's as-sets held in accordance with the custodian agreement.

  E. Distribution Services: UAM Fund Distributors, Inc. (the "Distributor"), a wholly-owned subsidiary of UAM, distributes the shares of the Portfolio. The Portfolio has adopted Distribution and Service Plans (the "Plans") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Plans, the Portfolio may not incur distribution and service fees which exceed an annual rate of 0.75% of the Portfolio's net assets, however, the Board has currently limited aggregate payments under the Plans to 0.50% per annum of the Portfo-lio's net assets. The Portfolio is not currently making payments for distribu-tion fees, however the Portfolio does pay service fees at an annual rate of 0.25% of the average daily value of shares owned by clients of the Service Agents.

  F. Account Services: Through January 1, 1999, the UAM Funds had contracted with UAM Retirement Plan Services, Inc. (the "Service Provider"), a wholly-owned subsidiary of UAM, to perform certain services for participants in a self-directed, defined contribution plan, and for whom the Service Provider provided participant record keeping. Pursuant to the terms of the agreement, the Serv-

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-------------------------------------------------------------------------------

ice Provider was entitled to receive, after the end of each month, a fee at the annual rate of 0.15% of the average aggregate daily net asset value of shares of the UAM Funds in the accounts for which it provided services. The Service Provider had voluntarily agreed to waive its fees in order to keep the Portfolio's total annual operating expenses from exceeding 1.25% of average daily net assets. The agreement was terminated effective January 1, 1999.

  G. Trustees' Fees: Each Trustee, who is not an officer or affiliated person, receives $2,000 per meeting attended plus reimbursement of expenses incurred in attending Trustee meetings, which is allocated proportionally among the ac-tive portfolios of UAM Funds, plus a quarterly retainer of $150 for each ac-tive portfolio of the UAM Funds.

  H. Purchases and Sales: For the year ended April 30, 1999, the Portfolio made purchases of $12,959,232 and sales of $6,757,188 of investment securities other than long-term U.S. Government and short-term securities. There were no purchases or sales of long-term U.S. Government securities.

  I. Line of Credit: The Portfolio, along with certain other portfolios of UAM Funds, collectively entered into an agreement which enables them to partici-pate in a $100 million unsecured line of credit with several banks. Borrowings will be made solely to temporarily finance the repurchase of capital shares. Interest is charged to each participating Portfolio based on its borrowings at a rate per annum equal to the Federal Funds rate plus 0.50%. In addition, a commitment fee of 0.08% per annum, payable at the end of each calendar quarter is accrued by each participating Portfolio based on its average daily unused portion of the line of credit. During the year ended April 30, 1999, the Port-folio had no borrowings under the agreement.

  J. Other: At April 30, 1999, 74% of total shares outstanding were held by 3 record shareholders, each owning more than 10% or greater of the aggregate to-tal shares outstanding.

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REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Trustees of
UAM Funds Trust and Shareholders of
TJ Core Equity Portfolio

In our opinion, the accompanying statement of assets and liabilities, includ-ing the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the TJ Core Equity Portfolio (the "Portfolio"), a Portfolio of the UAM Funds Trust, at April 30, 1999, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reason-able assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence support-ing the amounts and disclosures in the financial statements, assessing the ac-counting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 1999 by corre-spondence with the custodian, provide a reasonable basis for the opinion ex-pressed above.

PricewaterhouseCoopers LLP
Boston, Massachusetts
June 18, 1999


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Federal Income Tax Information: (Unaudited)
For the year ended April 30, 1999, the percentage of dividends paid from in-vestment company taxable income that qualify for the 70% dividend received de-duction for corporate shareholders is 45.70% for the TJ Core Equity Portfolio.

TJ Core Equity Portfolio hereby designates approximately $1,031,872 as a 20% long-term capital gain dividends for the purpose of the dividend paid deduc-tion on their federal income tax returns.

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Officers and Trustees

Norton H. Reamer                        William H. Park
Trustee, President and Chairman         Vice President


John T. Bennett, Jr.                    Michael E. DeFao
Trustee                                 Secretary


Nancy J. Dunn                           Gary L. French
Trustee                                 Treasurer


Philip D. English                       Robert R. Flaherty
Trustee                                 Assistant Treasurer


William A. Humenuk                      Michael J. Leary
Trustee                                 Assistant Treasurer


James P. Pappas                         Michelle Azrialy
Trustee                                 Assistant Secretary

Peter M. Whitman, Jr.
Trustee
--------------------------------------------------------------------------------

UAM Funds
P.O. Box 419081
Kansas City, MO 64141-6081
(toll free)
1-877-UAM-LINK (826-5465)
www.uam.com

Investment Adviser
Tom Johnson Investment Management, Inc.
211 North Robinson, Suite 450
Oklahoma City, OK 73102

Distributor
UAM Fund Distributors, Inc.
211 Congress Street
Boston, MA 02110
                                          This report has been prepared for
                                          shareholders and may be distributed
                                          to others only if preceded or
                                          accompanied by a current prospectus.